Leases	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Leases
Note 6 - Leases

On May 10, 2020, the Company entered into a lease agreement for office and laboratory space in Atidim Park, Tel Aviv. In October 2021, the lease was amended and the Company relocated to a larger space in the same location for a three-year term through October 2024. In September 2024, the lease was extended through October 2027. The annual lease and management fees were approximately $112 thousand. In 2023, a bank guarantee of approximately $76 thousand was issued to the lessor.

The lease was accounted for as an operating lease in accordance with ASC 842. Right-of-use (“ROU”) assets are presented as “Operating lease right-of-use assets,” and the related liabilities are presented as current and non-current operating lease liabilities in the Consolidated Balance Sheets.

Based on the present value of the lease payments, the Company recognized operating ROU assets and corresponding lease liabilities of approximately $392 thousand in December 2023. As of December 31, 2024 and 2023, the operating ROU asset balances were approximately $289 thousand and $392 thousand, respectively, and the related lease liabilities were approximately $324 thousand and $392 thousand, respectively. The Company used an incremental borrowing rate of 9% in determining the present value of lease payments.

On September 30, 2024, the Company signed an addendum granting the company an early termination option exercisable upon 120 days’ notice, effective January 1, 2025. In April 2025, the Company  exercised this option, and the lease was terminated in August 2025.

Upon exercise of the early termination option and termination of the lease in August 2025, the Company derecognized the related operating ROU asset and operating lease liability. Any difference between the carrying amounts of the ROU asset and the lease liability at the termination date was recognized in profit or loss.

In September 2025, the Company entered into a new lease agreement for office space in Tel Aviv. As the lease term is less than 12 months, the Company elected to apply the short-term lease recognition exemption under ASC 842. Accordingly, the lease is not recognized as a right-of-use asset and lease liability in the Consolidated Balance Sheets, and lease payments are recognized as lease expense on a straight-line basis over the lease term.